Label		Element	Value
AllianzGI Technology Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AllianzGI Technology Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 165%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	165.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund normally may invest up to 50% of its assets in non-U.S. securities, including emerging market securities. Under normal market and other conditions, the Fund will invest no more than 25% of its assets in any one country outside of the United States. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have strong potential for capital appreciation. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to invest in options, swaps and, to a lesser extent, foreign exchange contracts. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options). The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk (Technology-Related Risk):  Focusing on a limited number of issuers, sectors (such as the technology sectors), industries or geographic regions increases risk and volatility.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Institutional Class, Class P and Administrative Class performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

More Recent Return Information
1/1/15–6/30/15	4.93%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	23.77%
Lowest 10/01/2008–12/31/2008	-24.06%

Year to Date Return, Label		rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.93%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.77%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.06%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/14)
AllianzGI Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	15.28%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.83%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.15%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	9.32%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.40%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.85%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.09%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	8.26%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | Lipper Global Science & Technology Funds Average
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.37%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.00%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.57%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.29%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.29%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.61%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,030
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,378
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,356
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	705
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,030
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,378
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,356
Annual Return 2005		rr_AnnualReturn2005	8.43%
Annual Return 2006		rr_AnnualReturn2006	4.59%
Annual Return 2007		rr_AnnualReturn2007	28.73%
Annual Return 2008		rr_AnnualReturn2008	(47.91%)
Annual Return 2009		rr_AnnualReturn2009	57.30%
Annual Return 2010		rr_AnnualReturn2010	28.34%
Annual Return 2011		rr_AnnualReturn2011	(10.43%)
Annual Return 2012		rr_AnnualReturn2012	12.00%
Annual Return 2013		rr_AnnualReturn2013	43.55%
Annual Return 2014		rr_AnnualReturn2014	12.39%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	6.20%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.44%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.91%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.98%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.06%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	12.69%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.84%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.95%
AllianzGI Technology Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	6.18%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.38%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.12%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.06%
AllianzGI Technology Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	1.29%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.36%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 739
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,460
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,422
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,422
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	7.04%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.64%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.87%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.96%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.29%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.36%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,696
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	10.65%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.88%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.72%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.47%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,523
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	12.80%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	16.15%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.94%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.82%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | P
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.29%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,635
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	16.02%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.83%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.71%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | Administrative
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,802
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	12.50%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.86%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.67%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.54%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
AllianzGI Technology Fund | D
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.29%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,911
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	12.39%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.75%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.53%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.44%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Amounts include dividend expenses incurred by the Fund as a result of short sales for the most recent fiscal year. "Other expenses" (before addition of dividend expenses on short sales) and dividend expenses on short sales were 0.03% and 0.04%, respectively.